Investment Objectives and Goals	Jul. 23, 2026
Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Mercer US Small/Mid Cap Equity Fund
Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Mercer Non-US Core Equity Fund
Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Mercer Emerging Markets Equity Fund
Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Mercer Core Fixed Income Fund
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Mercer Opportunistic Fixed Income Fund
Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Mercer Short Duration Fixed Income Fund